Chartered-in Vessels (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Sale Leaseback Transactions [Table Text Block]

a) Obligations related to Finance Leases

	September 30, 2019 $	December 31, 2018 $
LNG Carriers	1,428,146	1,274,569
Suezmax Tanker	—	23,987
Total obligations related to finance leases	1,428,146	1,298,556
Less current portion	(69,661)	(81,219)
Long-term obligations related to finance leases	1,358,485	1,217,337

Finance Lease, Liability, Maturity [Table Text Block]
As at September 30, 2019 and December 31, 2018, the remaining commitments related to the financial liabilities of these nine LNG carriers (December 31, 2018 – eight LNG carriers) including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $489.0 million (December 31, 2018 – $435.3 million), repayable for the remainder of 2019 through 2034, as indicated below:

	Commitments
Year	September 30, 2019	December 31, 2018
Remainder of 2019	$35,389	$119,517
2020	$140,386	$118,685
2021	$138,601	$117,772
2022	$136,959	$116,978
2023	$135,459	$116,338
Thereafter	$1,330,378	$1,120,670

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
A maturity analysis of the Partnership’s operating lease liabilities from its time-charter-in contract with the MALT Joint Venture as at September 30, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
Remainder of 2019	3,698	2,282	5,980
2020	14,710	9,080	23,790
2021	14,670	9,055	23,725
2022	6,832	4,218	11,050
Total payments	39,910	24,635	64,545
Less imputed interest	(2,479)
Carrying value of operating lease liabilities	37,431
Less current portion	(13,252)
Carrying value of long-term operating lease liabilities	24,179

As at December 31, 2018, minimum commitments incurred by the Partnership relating to its time-charter-in contract with the MALT Joint Venture were approximately $23.7 million (2019) and $17.0 million (2020).